Loans Receivable (Details) - USD ($)					12 Months Ended
	Oct. 30, 2026	Oct. 17, 2025	Nov. 14, 2024	Oct. 28, 2024	Jun. 30, 2025	Sep. 30, 2025	Nov. 18, 2024	Jun. 30, 2024
Loans Receivable [Line Items]
Loan amount					$ 7,501,467			$ 6,857,415
Remaining loan balance					234,000
Loans receivable					3,515,050
Forecast [Member]
Loans Receivable [Line Items]
Remaining loan balance	$ 2,192,000
WELL FANCY DEVELOPMENT LTD., [Member]
Loans Receivable [Line Items]
Loan amount				$ 283,050
Interest rate				5.00%
WELL FANCY DEVELOPMENT LTD., [Member] | Forecast [Member]
Loans Receivable [Line Items]
Remaining loan balance	221,050
HAMASEN INTERNATIONAL CONSULTANCY LIMITED [Member]
Loans Receivable [Line Items]
Loan amount				$ 600,000
Interest rate				5.00%
LIBRA APPRAISAL LIMITED [Member]
Loans Receivable [Line Items]
Loan amount				$ 500,000
Interest rate				5.00%
LIBRA APPRAISAL LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Remaining loan balance	468,000
Youbiqi [Member]
Loans Receivable [Line Items]
Repaid loan					3,060,000
Youbiqi [Member] | Forecast [Member]
Loans Receivable [Line Items]
Remaining loan balance	$ 400,000
GIANT IMAGE LIMITED [Member]
Loans Receivable [Line Items]
Loan amount				$ 2,000,000			$ 832,000
Interest rate				5.00%
Repaid loan				$ 2,000,000
Terms				October 27, 2025
GIANT IMAGE LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Repaid payment		$ 832,000
OIC CORPORATE SERVICES LIMITED [Member]
Loans Receivable [Line Items]
Loan amount			$ 300,000
Interest rate			5.00%
Yufengyuan [Member]
Loans Receivable [Line Items]
Repaid loan					$ 455,050
Yufengyuan [Member] | WELL FANCY DEVELOPMENT LTD., [Member] | Forecast [Member]
Loans Receivable [Line Items]
Principal payment						$ 62,000
Yufengyuan [Member] | OIC CORPORATE SERVICES LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Principal payment						66,000
Youbiqi [Member] | HAMASEN INTERNATIONAL CONSULTANCY LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Principal payment						132,000
Youbiqi [Member] | LIBRA APPRAISAL LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Principal payment						100,000
Youbiqi [Member] | GIANT IMAGE LIMITED [Member] | Forecast [Member]
Loans Receivable [Line Items]
Principal payment						$ 640,000